Financial risk review - Schedule of Future Cash Flows Between Assets and Liabilities Grouped by its Remaining Maturity with Respect to the Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks	$ 1,963,838	$ 2,047,452
Investment securities	1,201,930	1,022,131
Loans	8,375,172	7,195,567
Derivative financial instruments - assets	22,315	157,267
Liabilities
Deposits	(5,461,901)	(4,451,025)
Securities sold under repurchase agreements	(212,931)	(310,197)	$ (300,498)
Borrowings and debt	(4,352,316)	(4,351,988)	$ (4,416,511)	$ (3,304,178)
Interest payable	(37,508)	(49,217)
Lease liabilities	(19,232)	(16,707)
Derivative financial instruments - liabilities	(141,705)	(40,613)
Liquidity risk
Assets
Cash and due from banks	1,963,838	2,047,452
Investment securities	1,201,930	1,022,131
Loans	8,383,829	7,220,520
Derivative financial instruments - assets	22,315	157,267
Total	11,571,912	10,447,370
Liabilities
Deposits	(5,461,901)	(4,451,025)
Securities sold under repurchase agreements	(212,931)	(310,197)
Borrowings and debt	(4,352,316)	(4,351,988)
Interest payable	(37,508)	(49,217)
Lease liabilities	(19,232)	(16,707)
Derivative financial instruments - liabilities	(141,705)	(40,613)
Total	(10,225,593)	(9,219,747)
Subtotal net position	1,346,319	1,227,623
Up to 3 months | Liquidity risk
Assets
Cash and due from banks	1,944,338	2,048,021
Investment securities	84,980	10,992
Loans	2,759,031	1,935,474
Derivative financial instruments - assets	1,218	2,510
Total	4,789,567	3,996,997
Liabilities
Deposits	(4,413,516)	(3,270,253)
Securities sold under repurchase agreements	(101,528)	(317,951)
Borrowings and debt	(1,089,794)	(775,690)
Interest payable	(49,113)	(80,776)
Lease liabilities	(244)	(284)
Derivative financial instruments - liabilities	(9,379)	(17,188)
Total	(5,663,574)	(4,462,142)
Subtotal net position	(874,007)	(465,145)
Off-balance sheet contingencies
Confirmed letters of credit	358,624	264,603
Stand-by letters of credit and guarantees	141,843	196,775
Credit commitments	60,341	20,000
Total	560,808	481,378
Total net position	(1,434,815)	(946,523)
3 to 6 months | Liquidity risk
Assets
Cash and due from banks	5,286	0
Investment securities	66,341	89,836
Loans	2,018,051	1,775,280
Derivative financial instruments - assets	9,484	5,783
Total	2,099,162	1,870,899
Liabilities
Deposits	(597,055)	(536,751)
Securities sold under repurchase agreements	0	0
Borrowings and debt	(636,362)	(675,928)
Interest payable	(51,997)	(70,386)
Lease liabilities	(276)	(286)
Derivative financial instruments - liabilities	(70)	(1,994)
Total	(1,285,760)	(1,285,345)
Subtotal net position	813,402	585,554
Off-balance sheet contingencies
Confirmed letters of credit	141,422	64,100
Stand-by letters of credit and guarantees	133,149	79,659
Credit commitments	39,900	39,497
Total	314,471	183,256
Total net position	498,931	402,298
6 months to 1 year | Liquidity risk
Assets
Cash and due from banks	15,710	0
Investment securities	109,616	110,816
Loans	1,557,065	1,524,298
Derivative financial instruments - assets	951	54,983
Total	1,683,342	1,690,097
Liabilities
Deposits	(354,883)	(606,002)
Securities sold under repurchase agreements	(23,268)	0
Borrowings and debt	(591,934)	(896,341)
Interest payable	(83,583)	(93,339)
Lease liabilities	(684)	(572)
Derivative financial instruments - liabilities	(1,192)	(7,849)
Total	(1,055,544)	(1,604,103)
Subtotal net position	627,798	85,994
Off-balance sheet contingencies
Confirmed letters of credit	36,304	345
Stand-by letters of credit and guarantees	178,798	199,191
Credit commitments	40,350	37,546
Total	255,452	237,082
Total net position	372,346	(151,088)
1 to 5 years | Liquidity risk
Assets
Cash and due from banks	0	0
Investment securities	1,036,660	886,944
Loans	2,583,263	2,580,310
Derivative financial instruments - assets	10,592	90,516
Total	3,630,515	3,557,770
Liabilities
Deposits	(93,369)	(90,194)
Securities sold under repurchase agreements	(89,355)	0
Borrowings and debt	(2,012,423)	(1,963,189)
Interest payable	(261,617)	(204,431)
Lease liabilities	(5,592)	(4,728)
Derivative financial instruments - liabilities	(129,609)	(11,661)
Total	(2,591,965)	(2,274,203)
Subtotal net position	1,038,550	1,283,567
Off-balance sheet contingencies
Confirmed letters of credit	0	16,560
Stand-by letters of credit and guarantees	66,495	15,000
Credit commitments	208,868	130,430
Total	275,363	161,990
Total net position	763,187	1,121,577
More than 5 years | Liquidity risk
Assets
Cash and due from banks	0	0
Investment securities	44,522	32,117
Loans	247,238	243,491
Derivative financial instruments - assets	70	3,473
Total	291,830	279,081
Liabilities
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt	(38,012)	(54,127)
Interest payable	(9,413)	(5,635)
Lease liabilities	(12,437)	(10,837)
Derivative financial instruments - liabilities	(1,455)	(2,034)
Total	(61,317)	(72,633)
Subtotal net position	230,513	206,448
Off-balance sheet contingencies
Confirmed letters of credit	0	0
Stand-by letters of credit and guarantees	0	0
Credit commitments	8,286	0
Total	8,286	0
Total net position	222,227	206,448
Gross inflows (outflows) | Liquidity risk
Assets
Cash and due from banks	1,965,334	2,048,021
Investment securities	1,342,119	1,130,705
Loans	9,164,648	8,058,853
Derivative financial instruments - assets	22,315	157,265
Total	12,494,416	11,394,844
Liabilities
Deposits	(5,458,823)	(4,503,200)
Securities sold under repurchase agreements	(214,151)	(317,951)
Borrowings and debt	(4,368,525)	(4,365,275)
Interest payable	(455,723)	(454,567)
Lease liabilities	(19,233)	(16,707)
Derivative financial instruments - liabilities	(141,705)	(40,726)
Total	(10,658,160)	(9,698,426)
Subtotal net position	1,836,256	1,696,418
Off-balance sheet contingencies
Confirmed letters of credit	536,350	345,608
Stand-by letters of credit and guarantees	520,285	490,625
Credit commitments	357,745	227,473
Total	1,414,380	1,063,706
Total net position	$ 421,876	$ 632,712